Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 16,606	$ 17,827
Fair value of royalty payments from commercialization of the intellectual property acquired	593	5,457
Contingent Consideration	$ 17,199	$ 23,284